Definite Lived Long-Lived Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Definite Lived Long-Lived Assets

4.    DEFINITE LIVED LONG-LIVED ASSETS

The Company’s definite lived long-lived assets include property, plant and equipment as well as other intangible assets with definite lives.

The details of other intangible assets subject to amortization as of March 31, 2013 and June 30, 2012 , are as follows:

(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
March 31, 2013
Amortized intangibles:
Core technology	$144.7	$(42.9)	$101.8
Customer relationships	212.2	(45.3)	166.9
Product relationships	225.6	(112.9)	112.7

Total intangible assets	$582.5	$(201.1)	$381.4

(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2012
Amortized intangibles:
Core technology	$145.0	$(37.5)	$107.5
Customer relationships	215.6	(33.4)	182.2
Product relationships	227.6	(99.6)	128.0

Total intangible assets	$588.2	$(170.5)	$417.7

Amortization expense was $11.2 million and $32.3 million , respectively for the three and nine months ended March 31, 2013 and $8.9 million and $23.5 million , respectively for the three and nine months ended March 31, 2012 .

Amortization expense in future periods is estimated to be:

(Dollars in millions)	Remainder Fiscal 2013	2014	2015	2016	2017
Amortization expense	$11.7	$43.9	$43.5	$43.5	$42.8

4. DEFINITE LIVED LONG-LIVED ASSETS

Other intangible assets with definite lives are being amortized using the straight-line method over periods that range from twelve to twenty years. The details of other intangible assets subject to amortization by class as of June 30, 2012 and June 30, 2011, are as follows:

(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2012
Amortized intangibles:
Core technology	$145.0	(37.5)	$107.5
Customer relationships	215.6	(33.4)	182.2
Product relationships	227.6	(99.6)	128.0

Total intangible assets	$588.2	$(170.5)	$417.7

(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2011
Amortized intangibles:
Core technology	$153.1	(32.3)	$120.8
Customer relationships	39.9	(26.7)	$13.2
Product relationships	236.5	(83.8)	$152.7

Total intangible assets	$429.5	(142.8)	$286.7

Amortization expense for the fiscal years ended June 30, 2012, 2011 and 2010 was approximately $34.0 million, $28.8 million and $29.9 million, respectively. Future amortization expense is estimated as follows:

(in millions)	2013	2014	2015	2016	2017
Amortization expense	$41.6	$41.5	$41.2	$41.2	$41.2

There was no intangible asset impairment charge recorded in the current or prior period.